Accounting and Reporting Changes - Additional Information (Detail) - CAD ($)	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of changes in accounting estimates [line items]
Allowance account for credit losses of financial assets		$ 929,000,000	$ 724,000,000
Equity		48,727,000,000	48,226,000,000	$ 46,892,000,000
Notional amount		440,077,000,000	395,957,000,000
Debt securities [member]
Disclosure of changes in accounting estimates [line items]
Reclassification of financial assets out of measured at fair value through profit or loss into measured at fair value through other comprehensive income	$ 184,000,000,000
IFRS 9 [Member]
Disclosure of changes in accounting estimates [line items]
Accumulated other comprehensive income amount cost of hedging	22,000,000
Accumulated other comprehensive income other reclassifications	0
Allowance account for credit losses of financial assets	724,000,000
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 9 [Member]
Disclosure of changes in accounting estimates [line items]
Notional amount	$ 232,637,000,000
Shareholders and other equity holders retained earnings [Member]
Disclosure of changes in accounting estimates [line items]
Equity		4,819,000,000	3,538,000,000		$ 9,656,000,000
Shareholders and other equity holders retained earnings [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 17 And IFRS 9 [Member]
Disclosure of changes in accounting estimates [line items]
Equity		409,000,000	10,645,000,000
Accumulated other comprehensive income [member]
Disclosure of changes in accounting estimates [line items]
Equity		13,811,000,000	14,261,000,000		$ 5,963,000,000
Accumulated other comprehensive income [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 17 And IFRS 9 [Member]
Disclosure of changes in accounting estimates [line items]
AOCI Balances		$ 408,000,000	$ 16,916,000,000